ANNUAL REPORT  MARCH 31, 2000

Prudential
High Yield Total Return Fund, Inc.

Fund Type Junk bond and stock

Objective Total return through high current income and capital appreciation

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential High Yield Total Return Fund seeks total return through high current income and capital appreciation. The Fund invests primarily in securities rated BB and below by independent rating agencies, and unrated securities of comparable quality, that is, "junk bonds." Junk bonds have a higher risk of default of payment of principal and interest. The Fund also invests in equity-related securities, convertible securities, and preferred stock. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition
Expressed as a percentage of
total investments as of 3/31/00
     85.6%  Corporate Bonds
      6.1   Preferred Stocks
      4.0   Common Stocks
      0.9   Warrants
      0.6   Convertible Bonds
      0.4   Foreign Government Bonds
      0.3   REITs
      0.1   Trade Claims
      2.0   Cash & Equivalents

Credit Quality
Expressed as a percentage of total investments
as of 3/31/00
      1.1%   BBB
      6.9    BB
      53.9   B
      11.7   CCC
      1.5    CC
      11.9   Not Rated
      11.0   Equity
      2.0    Short-Term/Cash

Ten Largest Holdings
Expressed as a percentage of net assetsas of 3/31/00

   1.8%  R & B Falcon Corp.
   1.7   Level 3 Communications, Inc.
   1.7   AES Corp.
   1.7   United Pan Europe Communications
   1.6   Diamond Cable Co.
   1.5   Capstar Broadcasting
   1.4   New Millennium Homes
   1.4   Aircraft Funding Corp.
   1.4   US Healthworks, Inc.
   1.3   Versatel Telecom BV
www.prudential.com      (800) 225-1852

Performance at a Glance

Cumulative Total Returns1        As of 3/31/00
                        One      Since
                        Year   Inception2
   Class A              1.38%    -1.63%
   Class B              0.88     -2.60
   Class C              0.88     -2.60
   Class Z              1.63     -1.24
   Lipper High Current
   Yield Fund Avg.3     0.06    -2.36

Average Annual Total Returns1             As of 3/31/00
                 One      Since
                 Year   Inception2
   Class A      -2.68%   -2.96%
   Class B      -4.12    -3.52
   Class C      -1.13    -1.89
   Class Z       1.63    -0.65

Distributions and Yields                 As of 3/31/00

             Total Distributions     30-Day
             Paid for 12 Months    SEC Yield
   Class A        $0.79             10.56%
   Class B        $0.75             10.49
   Class C        $0.75             10.39
   Class Z        $0.81             11.29

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
2 Inception date: Class A, B, C, and Z, 5/5/98.
3 Lipper average returns are for all funds in each share class for the one-year and since-inception periods in the High Current Yield Fund category.
The Lipper average is unmanaged. High Current Yield funds aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt securities.

Prudential High Yield Total Return Fund, Inc.

Message From the Fund's President    May 16, 2000

Dear Shareholder,
During its fiscal year that ended on March 31, 2000, the Class A shares of Prudential High Yield
Total Return Fund generated a 1.38% return, which exceeded the 0.06% return of the Lipper High
Current Yield Fund Average, and the -1.82% return of the Lehman Brothers High Yield Bond Index. After initial sales charges, the Class A shares posted a negative return of 2.68%.
The Fund benefited from an increased exposure to common stocks, which generally performed better than high-yield bonds during its fiscal year. On an absolute basis, however, the unattractive returns provided by high-yield products reflected the bearish conditions in most U.S. fixed-income markets, including junk bonds.
STAYING THE COURSE AMID UPS AND DOWNS OF FINANCIAL
MARKETS
Many investors consider selling an asset class that has performed poorly in favor of investments that are currently gaining in value. However, changes in asset allocation should reflect basic shifts in an investor's time horizon and tolerance for risk--not recent fluctuations in the performance of financial markets. One strategy may be to own a diversified portfolio of mutual funds that invests in stocks, bonds, and money market instruments because this approach may help to reduce risk.
Deciding on the appropriate level of
diversification is not easy. It requires an understanding of an investor's risk tolerance and overall investment strategy. In these volatile times, we recommend consulting your financial advisor to develop your asset allocation goals.
Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld, President
Prudential High Yield Total Return Fund, Inc.

www.prudential.com                       (800) 225-1852

Investment Adviser's Report

Dear Shareholder,
Concern that a supercharged U.S. economy and rising oil prices might rekindle higher inflation led the Federal Reserve to unleash a series of five interest-rate increases during our fiscal year that ended on March 31, 2000. For much of this 12-month period, investors responded by requiring higher yields (and lower prices) on U.S. fixed-income securities, including high-yield bonds. Default rates also climbed in 1999 as a growing number of companies failed to make interest and principal payments on their junk bonds. This trend further depressed returns on high-yield bonds versus other fixed-income markets.
increased exposure to stocks benefited the Fund
In light of the less favorable conditions in the high-yield bond market, we increased the Fund's exposure to common stocks because they offered more potential for capital appreciation. There was a record level of stock issuance by high-yield companies during 1999, led by the technology, telecommunications, and cable sectors. High-yield equity securities of these three industries posted stellar returns in 1999, then erased some of their gains in the first three months of 2000.
Our purchases of shares in the telecommunications and technology sectors helped to increase common stocks to 4.0% of the Fund's net assets as of March
31, 2000, up from 1.3% a year earlier. While our portfolio contained gainers and losers, stocks overall had a net positive impact on the Fund's performance. The larger exposure to equities was the primary reason the Fund's share classes, without sales charges factored in, performed better than both their Lipper Average and the Lehman
Index, which do not consider sales charges.
Concern about defaults plagued high-yield bonds
Gains in the prices of some of the Fund's stocks were partially offset by declines in the prices of some of its junk bonds. Investor demand for junk bonds faded amid concern that the Fed might hike rates enough to

Prudential High Yield Total Return Fund, Inc.

Investment Adviser's Report
materially slow U.S. economic growth and hurt corporate credit quality. The U.S. central bank raised its target for the federal funds rate (the rate U.S. banks charge each other for overnight loans) by a quarter of a percentage point five times, which lifted the rate to 6.00%.
Besides the trend toward tighter monetary policy, the number of companies that defaulted on their junk bonds climbed in 1999. Many of the debt securities that defaulted were concentrated in the healthcare and energy sectors. Many were also simply lower-quality bonds issued during a more receptive, arguably overly receptive, market environment that lasted from the mid-1990s through the first half of 1998. Taken together, the moves by the Fed and the rising junk-bond default rate
(which appears to have peaked in 1999) caused the high-yield bond market to perform worse than all other U.S. fixed-income markets during our fiscal year, according to Lehman Brothers' indexes.
Given the increasing default rate in 1999, negative events among lower-quality junk bonds outpaced positive developments. Therefore, we cut the Fund's exposure to lower-quality junk bonds, such as those rated CCC. The BB ratings category, the highest in the junk bond market, was one of the best-performing high-yield credit tiers during our fiscal year. But because BB-rated bonds also carry the lowest yields in the junk bond market, they accounted for less than 8.0% of the Fund's total investments throughout the 12 months. By contrast, bonds rated single-B comprised more than 50% of the Fund's total investments for most of our fiscal year.

www.prudential.com                 (800) 225-1852

We increased telecom but cut consumer products and media
Among the various sectors of the high-yield bond market, we increased the Fund's exposure to telecommunications bonds to 19.5% of its total investments by the end of its fiscal year from 16.2% at the beginning. While this sector exhibits greater price volatility, we believe it still offers strong fundamental growth at a good value.
We purchased more bonds of Level 3, a U.S.-based provider of telecommunications services, and
Versatel, which is based in Europe. Conversely, we lowered the Fund's exposure to the consumer products and media sectors. In the case of the former, we reduced exposure because of the sector's extreme volatility, while we trimmed an overweight position in the latter. Many bonds in the media sector performed well in 1999 due to acquisitions by better-rated companies.
Looking Ahead
We believe the junk bond default rate will not increase in 2000 unless there is an economic recession. Nevertheless, the default rate remains higher than in the past several years. With this in mind, we plan to continue to improve the Fund's credit quality by reducing its exposure to the lowest-quality junk bonds and boosting its exposure to better-rated junk bonds. In addition, we will continue to be selective buyers of common stocks or securities with equity participation, such as convertible bonds or bonds with warrants to purchase common stock.

Prudential High Yield Total Return Fund Management
Team

Prudential High Yield Total Return Fund, Inc.
Financial
   Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.1%
Corporate Bonds  83.9%
----------------------------------------------------------------------------------------
Aerospace  0.7%
BE Aerospace, Inc., Sr. Sub.
 Notes                              B1             9.50%       11/01/08   $      250      $    215,000
Stellex Technologies, Inc.,
 Sr. Sub. Notes                     B3             9.50        11/01/07        1,000           650,000
                                                                                          ------------
                                                                                               865,000
----------------------------------------------------------------------------------------
Automotive  2.3%
Collins & Aikman Products Co.,
 Sr. Sub. Notes                     B2             11.50       4/15/06           100            95,250
Federal Mogul Corp., Sr. Notes      Ba2            7.50        1/15/09           195           150,084
Hayes Wheels Int'l., Inc.,
 Sr. Sub. Notes                     B2             9.125       7/15/07           500           447,500
JPS Automotive Products Corp.,
 Sr. Notes                          B1             11.125      6/15/01           650           654,875
MSX Int'l., Inc., Gtd. Sr. Sub.
 Notes                              B-(a)          11.375      1/15/08           500           465,000
Paragon Corp. Holdings, Inc.,
 Sr. Notes                          B3             9.625       4/01/08           155            54,250
Stanadyne Automotive Corp.,
 Sr. Sub. Notes                     B(a)           10.25       12/15/07          250           202,500
Tenneco Automotive, Inc.,
 Sr. Sub. Notes                     NR             11.625      10/15/09          375           363,750
Venture Holdings, Sr. Notes         B2             9.50        7/01/05           460           391,000
                                                                                          ------------
                                                                                             2,824,209
----------------------------------------------------------------------------------------
Broadcasting & Other Media  2.6%
Alliance Atlantis Communications
 Corp., Sr. Sub. Notes              B2             13.00       12/15/09          300           298,500
Capstar Broadcasting,
 Sr. Disc. Notes,
 Zero Coupon (until 2/1/02)         B2             12.75       2/01/09         2,000         1,760,000
Imax Corp., Sr. Notes               Ba2            7.875       12/01/05          100            91,250

    See Notes to Financial Statements                                      7

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Lin Holdings Corp., Sr. Disc.
 Notes, Zero Coupon (until
 3/1/03)                            B3             10.00%      3/01/08    $      500      $    308,750
Radio Unica Corp., Sr. Disc.
 Notes, Zero Coupon (until
 8/1/02)                            Caa1           11.75       8/01/06           500           303,750
XM Satellite Radio Holdings,
 Inc.,
 Sr. Sec'd. Notes                   NR             14.00       3/15/10           345           326,025
                                                                                          ------------
                                                                                             3,088,275
----------------------------------------------------------------------------------------
Building/Construction  1.8%
New Millenium Homes, Sr. Notes
 (cost $1,953,041; purchased
 5/27/98)                           NR             13.50       9/03/04         2,000(b)      1,740,000
Nortek, Inc., Sr. Notes             B1             9.125       9/01/07           420           384,300
                                                                                          ------------
                                                                                             2,124,300
----------------------------------------------------------------------------------------
Cable  8.6%
Adelphia Communications Corp.,
 Sr. Notes                          B1             10.50       7/15/04           500           505,000
 Sr. Notes, PIK                     B1             9.50        2/15/04            43            41,870
Avalon Cable Holdings LLC,
 Sr. Disc. Notes,
 Zero Coupon (until 12/1/02)        B2             11.875      12/01/08        1,000           630,000
Charter Communications Holdings
 LLC, Sr. Notes                     B2             10.25       1/15/10           500           480,000
Classic Cable, Inc.,
 Sr. Sub. Notes                     B3             10.50       3/01/10           345           341,550
Coaxial Communications, Inc.,
 Sr. Notes                          B3             10.00       8/15/06           250           241,250
CSC Holdings, Inc., Sr. Sub.
 Debs.                              Ba3            10.50       5/15/16           225           244,125
Diamond Cable Co., Sr. Disc.
 Notes, Zero Coupon (until
 12/15/00) (United Kingdom)         B3             11.75       12/15/05        2,000(e)      1,910,000
International Cabletel, Inc., Sr.
 Disc. Notes, Zero Coupon (until
 4/15/00)                           B3             12.75       4/15/05           500           507,500

    8                                      See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Mediacom LLC, Sr. Notes             B2             7.875%      2/15/11    $      250      $    215,000
Multicanal S.A., (Argentina)        B1             13.125      4/15/09           500(e)        522,500
NTL Communications Corp.,
 Sr. Disc. Notes, Zero Coupon
 (until 10/1/03)                    B3             12.375      10/01/08        1,500           990,000
Rogers Cablesystems Ltd.,
 Gtd. Sr. Sub. Debs. (Canada)       B2             11.00       12/01/15          215(e)        241,875
Scott Cable Communications, Inc.,
 Jr. Notes, PIK (cost $6,472;
 purchased 3/17/98)                 NR             16.00       7/18/02            18(b)          5,436
Telewest Communications PLC,
 Sr. Disc. Notes, Zero Coupon
 (until 2/01/05) (United Kingdom)   B1             11.375      2/01/10           620(e)        353,400
United Int'l. Holdings, Inc., Sr.
 Disc. Notes, Zero Coupon
 (until 2/15/03)                    B3             10.75       2/15/08         1,500         1,027,500
United-Pan Europe
 Communications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 8/01/04) (Netherlands)      B2             12.50       8/01/09         2,050(e)      1,025,000
 Sr. Notes (Netherlands)            B2             10.875      8/01/09         1,060(e)      1,001,700
                                                                                          ------------
                                                                                            10,283,706
----------------------------------------------------------------------------------------
Chemicals  2.1%
Avecia Group PLC, Gtd. Sr. Notes
 (United Kingdom)                   B2             11.00       7/01/09           595(e)        586,075
Huntsman ICI Chemicals LLC,
 Sr. Sub. Notes                     B2             10.125      7/01/09           650           627,250
Lyondell Chemical Co., Sr. Sub.
 Notes                              B2             10.875      5/01/09           750           701,250
Polymer Group, Inc., Gtd.
 Sr. Sub. Notes                     B2             8.75        3/01/08           145           126,150
Sterling Chemical Holdings, Inc.,
 Sr. Disc. Notes,
 Zero Coupon (until 8/15/01)        Caa            13.50       8/15/08           472           155,760

    See Notes to Financial Statements                                      9

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Sterling Chemical, Inc., Sr. Sub.
 Notes                              B3             11.75%      8/15/06    $      465      $    395,250
                                                                                          ------------
                                                                                             2,591,735
----------------------------------------------------------------------------------------
Consumer  2.4%
Coinstar, Inc., Sr. Disc. Notes,
 Zero Coupon (until 10/1/99)        NR             13.00       10/01/06          800           800,000
Corning Consumer Product Co.,
 Sr. Sub. Notes                     B3             9.625       5/01/08         1,080           680,400
Desa Int'l., Inc., Sr. Sub. Notes   B3             9.875       12/15/07          750           540,000
La Petite Academy, Inc., Sr.
 Notes                              B3             10.00       5/15/08           500           305,000
Packaged Ice, Inc., Sr. Notes       B3             9.75        2/01/05           500           420,000
Revlon Consumer Products Corp.,
 Sr. Notes                          B3             9.00        11/01/06          290           205,900
                                                                                          ------------
                                                                                             2,951,300
----------------------------------------------------------------------------------------
Containers/Packaging  1.4%
Graham Packaging Holdings Co.,
 Sr. Disc. Notes,
 Zero Coupon (until 1/15/03)        Caa1           10.75       1/15/09         2,000         1,140,000
Packaging Resources, Inc.,
 Gtd. Sr. Notes (cost $321,616;
 purchased 1/14/00)                 NR             13.00       6/30/03           322(b)        273,374
Radnor Holdings Corp., Gtd. Sr.
 Notes                              B2             10.00       12/01/03          300           255,000
                                                                                          ------------
                                                                                             1,668,374
----------------------------------------------------------------------------------------
Drugs & Health Care  4.2%
Columbia/HCA Healthcare Corp.,
 Debs.                              Ba2            7.50        11/15/95          105            80,719
Concentra Operating Corp.,
 Sr. Sub. Notes                     B3             13.00       8/15/09           650           520,000
Harborside Healthcare Corp.,
 Sr. Sub. Disc. Notes,
 Zero Coupon (until 8/1/03)         B3             11.00       8/01/08           750           240,000
HEALTHSOUTH Corp., Sr. Notes        Baa3           6.875       6/15/05           740           645,842

    10                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Integrated Health Svcs., Inc.,
 Sr. Sub. Notes                     C              9.25%       1/15/08    $    4,000(d)   $     80,000
Lifepoint Hospitals Holdings,
 Inc.,
 Sr. Sub. Notes                     B3             10.75       5/15/09           130           130,325
Magellan Health Svcs., Inc.,
 Sr. Sub. Notes                     B3             9.00        2/15/08         1,500         1,035,000
Mariner Post-Acute Network, Inc.,
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 11/1/02)             C              10.50       11/01/07        1,840(d)          9,200
Team Health, Inc.,
 Gtd. Sr. Sub. Notes                B3             12.00       3/15/09           750           675,000
US Healthworks, Inc.,
 Sr. Disc. Notes (cost
 $1,929,750; purchased 6/25/98)     NR             13.00       10/15/04        1,500(b)      1,650,000
                                                                                          ------------
                                                                                             5,066,086
----------------------------------------------------------------------------------------
Energy  4.7%
Canadian Forest Oil Ltd.,
 Sr. Sub. Notes (Canada)            B2             8.75        9/15/07           215(e)        197,800
Comstock Resources, Inc.,
 Sr. Notes                          B2             11.25       5/01/07           500           485,000
DI Industries, Inc., Sr. Notes      B1             8.875       7/01/07           425           386,750
Gothic Prod. Corp., Sr. Sec'd.
 Notes                              B3             11.125      5/01/05           550           467,500
Gulf Canada Resources Ltd.,
 Sr. Sub. Debs. (Canada)            Ba2            9.625       7/01/05           110(e)        110,275
 Sr. Notes (Canada)                 Ba1            8.35        8/01/06           515(e)        500,837
Houston Expl. Co., Sr. Sub. Notes   B2             8.625       1/01/08           130           118,300
Leviathan Gas Pipeline LLP,
 Sr. Sub. Notes                     Ba2            10.375      6/01/09           350           357,000
Parker Drilling Co., Sr. Notes      B1             9.75        11/15/06          525           506,625
Plains Resources, Inc.,
 Sr. Sub. Notes                     B2             10.25       3/15/06           150           144,188
R & B Falcon Corp., Sr. Notes       Ba3            12.25       3/15/06         1,250         1,343,750
RBF Finance Co., Gtd. Sr. Sec'd.
 Notes                              Ba3            11.00       3/15/06           170           181,900

    See Notes to Financial Statements                                     11

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Swift Energy Co., Sr. Sub. Notes    B2             10.25%      8/01/09    $      355      $    340,800
Vintage Petroleum, Inc., Sr. Sub.
 Notes                              B1             9.75        6/30/09           505           508,787
                                                                                          ------------
                                                                                             5,649,512
----------------------------------------------------------------------------------------
Entertainment  1.0%
Bally Total Fitness Holdings
 Corp.,
 Sr. Sub. Notes                     B3             9.875       10/15/07          665           608,475
Intrawest Corp., Sr. Notes          B1             10.50       2/01/10           250           240,000
SFX Entertainment, Inc.,
 Sr. Sub. Notes                     B3             9.125       2/01/08           375           375,000
                                                                                          ------------
                                                                                             1,223,475
----------------------------------------------------------------------------------------
Environmental  2.1%
Allied Waste North America, Inc.,
 Sr. Sub. Notes                     B2             10.00       8/01/09         1,600         1,184,000
ICF Kaiser Int'l., Inc., Sr. Sub.
 Notes                              B3             13.00       12/31/03        2,020(d)      1,010,000
IT Group, Inc., Sr. Sub. Notes      B3             11.25       4/01/09           360           334,800
                                                                                          ------------
                                                                                             2,528,800
----------------------------------------------------------------------------------------
Financial Services  2.5%
Aircraft Funding, Sr. Notes (cost
 $2,046,781; purchased 7/1/98)      NR             12.00       7/15/00         2,000(b)      1,700,000
DeGeorge Home Alliance, Inc.,
 Sr. Notes                          Caa            12.00       4/01/01           300(d)         15,000
Hanvit Bank, Sr. Notes              B1             12.75       3/01/10           500           515,000
Metris Cos., Inc.,
 Sr. Notes                          Ba3            10.125      7/15/06           500           477,500
Superior National Insurance
 Group, Inc., Sr. Notes             NR             10.75       12/01/17        1,000(d)        250,000
                                                                                          ------------
                                                                                             2,957,500
----------------------------------------------------------------------------------------
Food & Beverage  2.9%
Agrilink Foods, Inc.,
 Sr. Sub. Notes                     B3             11.875      11/01/08          820           762,600
Aurora Foods Inc., Sr. Sub. Notes   B1             9.875       2/15/07           385           145,337

    12                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Del Monte Foods Co.,
 Sr. Disc. Notes, Zero Coupon
 (until 12/15/02)                   B3             12.50%      12/15/07   $       60      $     44,400
Dominos, Inc., Sr. Sub. Notes       B3             10.375      1/15/09            25            22,875
Fresh Foods, Inc., Sr. Sub. Notes   B3             10.75       6/01/06           500           320,000
Grupo Azucarero, S.A.,
 Sr. Notes (Mexico)                 B3             11.50       1/15/05         1,250(e)        512,500
Iowa Select Farms L.P., Sr. Sub.
 Notes                              B3             10.75       12/01/05        1,125           225,000
Nebco Evans Holdings Co.,
 Sr. Disc. Notes                    C              Zero        7/15/07           500(c)            625
Purina Mills, Inc., Sr. Sub.
 Notes
 (cost $1,494,322; purchased
 7/9/99)                            B2             9.00        3/15/10         2,000(b)(d)      580,000
SFAC New Holdings, Inc.,
 Sr. Sec'd. Disc. Debs., Zero
 Coupon (until 6/15/04)             B3             13.00       6/15/09           460            32,184
 Sr. Sub. Notes                     CCC(a)         13.25       8/15/03           526           378,720
SFC New Holdings, Inc., Sr.
 Notes,
 Zero Coupon (until 6/15/05)        NR             11.00       12/15/09          296                30
Stater Brothers Holdings, Inc.,
 Sr. Notes                          B2             10.75       8/15/06           225           222,750
Sun World International, Inc.,
 Gtd. First Mtge. Notes             B2             11.25       4/15/04            50            48,500
Vlasic Foods Int'l., Inc.,
 Sr. Sub. Notes                     B2             10.25       7/01/09           265(d)        166,950
                                                                                          ------------
                                                                                             3,462,471
----------------------------------------------------------------------------------------
Gaming  2.8%
Alliance Gaming Corp., Sr. Sub.
 Notes                              B3             10.00       8/01/07           665           365,750
Boyd Gaming Corp., Sr. Sub. Notes   B1             9.50        7/15/07           165           151,800
Harveys Casino Resorts,
 Sr. Sub. Notes                     B2             10.625      6/01/06           250           252,500
Isle Capri Black Hawk LLC,
 First Mtge. Notes                  B2             13.00       8/31/04         1,000         1,090,000
Santa Fe Hotel, Inc., First Mtge.
 Notes                              Caa            11.00       12/15/00        1,000           970,000
Trump Atlantic City Assoc., First
 Mtge. Notes                        B3             11.25       5/01/06           170           113,900

    See Notes to Financial Statements                                     13

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, Gtd.
 First Mtge. Notes                  B-(a)          12.25%      11/15/04   $      505      $    469,650
                                                                                          ------------
                                                                                             3,413,600
----------------------------------------------------------------------------------------
Industrials  1.7%
AMM Holdings, Inc., Sr. Disc.
 Notes, Zero Coupon (until
 7/1/03)                            B-(a)          13.50       7/01/09         2,000           240,000
Applied Power, Inc., Sr. Sub.
 Notes                              B1             8.75        4/01/09           250           256,250
Eagle-Picher Industries, Inc.,
 Sr. Sub. Notes                     B3             9.375       3/01/08           400           340,000
Gentek, Inc., Gtd. Sr. Sub. Notes   B2             11.00       8/01/09           300           298,500
Motors & Gears, Inc., Sr. Notes     B3             10.75       11/15/06          150           144,000
Thermadyne Holdings Corp.,
 Sr. Disc. Notes, Zero Coupon
 (until 6/1/03)                     CCC1(a)        12.50       6/01/08           500           210,000
 Sr. Sub. Notes                     B3             9.875       6/01/08           500           400,000
United Rentals, Inc., Sr. Sub.
 Notes                              B1             8.80        8/15/08           245           210,700
                                                                                          ------------
                                                                                             2,099,450
----------------------------------------------------------------------------------------
Lodging & Leisure  1.0%
HMH Properties, Inc., Sr. Notes     Ba2            7.875       8/01/08           500           417,500
Lodgian Financing Corp.,
 Gtd., Sr. Sub. Notes               B3             12.25       7/15/09            65            57,200
Town Sports Int'l., Inc., Sr.
 Notes                              B2             9.75        10/15/04          775           724,625
                                                                                          ------------
                                                                                             1,199,325
----------------------------------------------------------------------------------------
Mining  0.8%
Great Lakes Carbon Corp.,
 Sr. Disc. Deb., Zero Coupon
 (until 5/15/03)                    B-(a)          13.125      5/15/09           185            96,200
 Sr. Sub. Notes, PIK                B3             10.25       5/15/08         1,000           910,000
                                                                                          ------------
                                                                                             1,006,200
----------------------------------------------------------------------------------------
Oil Services  0.1%
Eott Energy Partners L.P.,
 Sr. Notes                          Ba2            11.00       10/01/09          120           119,400

    14                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Miscellaneous Services  0.3%
Production Resource LLC, Sr. Sub.
 Notes                              Caa1           11.50%      1/15/08    $    1,000      $    400,000
----------------------------------------------------------------------------------------
Paper & Forest Products  2.6%
Ainsworth Lumber Ltd., Sr. Notes,
 PIK                                B2             12.50       7/15/07           500           510,000
Doman Industries Ltd.,
 Sr. Notes (Canada)                 B1             8.75        3/15/04           415(e)        340,300
 Sr. Notes, Ser. B (Canada)         B1             9.25        11/15/07          100(e)         78,000
Maxxam Group Holdings, Inc.,
 Sr. Notes                          B3             12.00       8/01/03           500           460,000
Repap New Brunswick, Inc.,
 Sr. Sec'd. Notes                   Caa            10.625      4/15/05           510           464,100
Riverwood Int'l. Corp.,
 Sr. Notes                          B3             10.625      8/01/07            85            83,725
 Sr. Sub. Notes                     Caa            10.875      4/01/08            85            81,600
Stone Container Corp.,
 Sr. Notes                          B2             12.58       8/01/16           250           265,000
 Sr. Sub. Debs.                     B3             12.25       4/01/02           750           755,625
Stone Container Finance Co.,
 Gtd. Sr. Notes (Canada)            B2             11.50       8/15/06            95(e)        100,225
                                                                                          ------------
                                                                                             3,138,575
----------------------------------------------------------------------------------------
Printing/Publishing  1.8%
American Lawyer Media
 Holdings, Inc., Sr. Disc. Notes,
 Zero Coupon (until 12/15/02)       B3             12.25       12/15/08        1,000           637,500
Phoenix Color Corp., Sr. Sub.
 Notes                              B3             10.375      2/01/09         1,000           905,000
World Color Press, Inc.,
 Sr. Sub. Notes                     Baa3           8.375       11/15/08          250           232,500
 Sr. Sub. Notes                     Baa3           7.75        2/15/09           500           460,000
                                                                                          ------------
                                                                                             2,235,000
----------------------------------------------------------------------------------------
Restaurants  1.0%
Advantica Restaurant Group, Inc.,
 Sr. Notes                          B3             11.25       1/15/08           750(d)        534,375

    See Notes to Financial Statements                                     15

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Ameriking, Inc., Sr. Notes          B3             10.75%      12/01/06   $      215      $    180,600
CKE Restaurants, Inc.,
 Gtd. Sr. Sub. Notes                B2             9.125       5/01/09           650           471,250
                                                                                          ------------
                                                                                             1,186,225
----------------------------------------------------------------------------------------
Retail  2.0%
Big 5 Holdings Corp., Sr. Disc.
 Notes, Zero Coupon (until
 11/30/02)                          NR             13.45       11/30/08        1,000           490,000
Musicland Group, Inc., Sr. Sub.
 Notes                              B3             9.00        6/15/03         1,500         1,365,000
Phar-Mor, Inc., Sr. Notes           B3             11.72       9/11/02           545           490,500
Specialty Retailers, Inc., Sr.
 Notes                              B2             8.50        7/15/05           375           112,500
                                                                                          ------------
                                                                                             2,458,000
----------------------------------------------------------------------------------------
Steel & Metals  3.1%
Algoma Steel, Inc., First Mtg.
 Notes                              B2             12.375      7/15/05           440           429,000
Continental Global Group, Inc.,
 Sr. Notes                          B2             11.00       4/01/07         1,500           600,000
Golden Northwest Aluminum, Inc.,
 Gtd. First Mtge. Notes             B2             12.00       12/15/06          175           182,000
Kaiser Aluminum & Chemical Corp.,
 Sr. Sub. Notes                     B3             12.75       2/01/03         1,000           925,000
LTV Corp., Sr. Notes                Ba3            11.75       11/15/09          215           208,550
National Steel Corp., Gtd. Sec'd.
 First Mtge.                        Ba3            9.875       3/01/09            85            82,875
Sheffield Steel Corp., First Mtg.
 Notes (cost $288,946;
 purchased 7/01/99)                 B-(a)          11.50       12/01/05          325(b)        260,000
WHX Corp., Sr. Notes                B3             10.50       4/15/05         1,150         1,052,250
                                                                                          ------------
                                                                                             3,739,675
----------------------------------------------------------------------------------------
Supermarkets  0.9%
Pantry, Inc., Sr. Sub. Notes        B3             10.25       10/15/07        1,250         1,106,250

    16                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Technology  2.5%
Ampex Corp., Sr. Notes              B+(a)          12.00%      3/15/03    $    1,000      $    950,000
InterAct Systems, Inc.,
 Sr. Disc. Notes, PIK               NR             14.00       8/01/03         1,508           814,050
Intersil Corp., Sr. Sub. Notes      B3             13.25       8/15/09           137           156,180
South Carolina G Holdings Corp.,
 Gtd. Notes                         B2             12.00       8/01/09           400           428,000
Viasystems, Inc., Sr. Sub. Notes    B3             9.75        6/01/07           680           571,200
                                                                                          ------------
                                                                                             2,919,430
----------------------------------------------------------------------------------------
Telecommunications  19.5%
Allegiance Telecom, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 2/15/03)                    B(a)           11.75       2/15/08           330           224,400
 Sr. Notes                          B(a)           12.875      5/15/08           500           532,500
AMSC Acquisition Co., Inc.,
 Sr. Notes                          NR             12.25       4/01/08           750           675,000
Bestel S.A. De CV, Sr. Disc.
 Notes, Zero Coupon (until
 5/15/01) (Mexico)                  NR             12.75       5/15/05         1,500(e)      1,140,000
Caprock Communications Corp.,
 Sr. Notes                          B3             12.00       7/15/08           500           490,000
CD Radio, Inc., Sr. Disc. Notes,
 Zero Coupon (until 12/1/02)        CCC+(a)        15.00       12/01/07        1,000           550,000
Exodus Communications, Inc.,
 Sr. Notes                          NR             10.75       12/15/09          295           293,525
Global Crossing Holdings Ltd.,
 Sr. Notes                          Ba2            9.50        11/15/09          260           251,550
Globix Corp., Sr. Notes             NR             12.50       2/01/10           505           464,600
GT Group Telecom, Inc., Sr. Disc.
 Notes, Zero Coupon (until
 2/01/05)                           NR             13.25       2/01/10         1,170           631,800
Hyperion Telecommunications,
 Inc., Sr. Disc. Notes, Zero
 Coupon (until 4/15/01) (cost
 $328,978; purchased 9/22/99)       B3             13.00       4/15/03           370(b)        340,400

    See Notes to Financial Statements                                     17

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., Sr. Disc.
 Notes, Zero Coupon (until
 9/15/00)                           B3             13.50%      9/15/05    $      415      $    388,025
ImpSat Corp., Sr. Notes             B3             12.375      6/15/08         1,000           900,000
KMC Telecom Holdings, Inc.,
 Sr. Notes                          CCC1(a)        13.50       5/15/09           340           319,600
Level 3 Communications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 3/15/03)                    B3             12.875      3/15/08         2,000           995,000
 Sr. Disc. Notes, Zero Coupon
 (until 12/1/03)                    B3             10.50       12/01/08        2,000         1,100,000
Metromedia Fiber Network, Inc.,
 Sr. Notes                          B2             10.00%      12/15/09          535           508,250
Microcell Telecommunications,
 Inc., Sr. Disc. Notes, Zero
 Coupon (until 6/1/04)              B3             12.00       6/01/09         1,250           803,125
Millicom Int'l. Cellular, Sr.
 Disc. Notes, Zero Coupon (until
 6/01/01)                           B3             13.50       6/01/06           740           629,000
Netia Holdings BV, Gtd. Sr. Notes
 (Poland)                           B3             10.25       11/01/07          500(e)        422,500
Nextel Communications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 9/15/02)                    B1             10.65       9/15/07         1,505         1,098,650
Nextel Partners, Inc., Sr. Disc.
 Notes, Zero Coupon (until
 2/1/04)                            B3             14.00       2/01/09           286           180,895
Nextlink Communications, Inc.,
 Sr. Notes                          B2             10.50       12/01/09          295           280,250
 Sr. Notes                          B2             10.75       6/01/09           515           494,400
Northeast Optic Network, Inc.,
 Sr. Notes                          NR             12.75       8/15/08           500           500,000
Primus Telecommunications Group,
 Inc., Sr. Notes                    B3             12.75       10/15/09          430           417,100
PSINet, Inc., Sr. Notes             B3             11.00       8/01/09           950           931,000
RCN Corp.,
 Sr. Notes                          B3             10.00       10/15/07           50            45,250
 Sr. Notes                          B3             10.125      1/15/10           325           292,500

    18                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
RSL Communications Ltd.,
 Sr. Notes                          B2             12.25%      11/15/06   $      250      $    247,500
 Sr. Notes                          B2             12.00       11/01/08          100            93,500
Spectrasite Holdings, Inc., Sr.
 Disc. Notes, Zero Coupon (until
 4/15/04)                           B3             11.25       4/15/09           350           191,625
Splitrock Svcs., Inc., Sr. Notes    NR             11.75       7/15/08           225           238,500
Tritel PCS, Inc., Sr. Sub. Disc.
 Notes
 Zero Coupon (until 5/15/04)        B3             12.75       5/15/09         1,000           615,000
Triton PCS, Inc.,
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 5/01/03)             B3             11.00       5/01/08           445           305,938
US Unwired, Inc.,
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 11/01/04)            CCC+(a)        13.375      11/01/09        1,255           668,287
U.S. Xchange LLC, Sr. Notes         NR             15.00       7/01/08           750           547,500
Verio, Inc.,
 Sr. Notes                          B3             11.25       12/01/08           35            34,650
 Sr. Notes                          B3             10.625      11/15/09          500           482,500
Versatel Telecom BV, Sr. Notes
 (Netherlands)                      B3             13.25       5/15/08         1,000(e)      1,015,000
Viatel, Inc., Sr. Notes             B-(a)          11.25       4/15/08         1,000           910,000
Voicestream Wireless Corp.,
 Sr. Notes                          B2             10.375      11/15/09          505           505,000
Williams Communications
 Group, Inc., Sr. Notes             B2             10.875      10/01/09          920           906,200
Winstar Communications, Inc.,
 Sr. Disc. Notes, Zero Coupon
 (until 10/15/00)                   B3             14.00       10/15/05          500           515,000
Worldwide Fiber, Inc., Sr. Notes    B3             12.50       12/15/05          500           492,500
                                                                                          ------------
                                                                                            23,668,020
----------------------------------------------------------------------------------------
Textiles  0.6%
Cluett American Corp., Sr. Sub.
 Notes                              B3             10.125      5/15/08           250           165,000
Collins & Aikman Floorcovering,
 Sr. Sub. Notes                     B3             10.00       1/15/07            45            42,300

    See Notes to Financial Statements                                     19

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                    Moody's                               Principal
                                    Rating         Interest    Maturity   Amount          Value
Description                         (Unaudited)    Rate        Date       (000)           (Note 1)
-----------------------------------------------------------------------------------------------------------
Steel Heddle Mfg. Co., Sr. Sub.
 Notes                              B3             10.625%     6/01/08    $    1,000      $    500,000
                                                                                          ------------
                                                                                               707,300
----------------------------------------------------------------------------------------
Transportation/Trucking/Shipping  1.0+%
American Commercial Lines LLC,
 Sr. Notes                          B1             10.25       6/30/08         1,000           830,000
Trism, Inc., Sr. Sub. Notes         NR             12.00       2/04/05           435           326,163
                                                                                          ------------
                                                                                             1,156,163
----------------------------------------------------------------------------------------
Utility  2.9%
AES Corp.,
 Sr. Notes                          Ba1            9.50        6/01/09           750           720,000
 Sr. Sub. Debs.                     Ba1            8.875       11/01/27        1,750         1,347,500
TNP Enterprises, Inc., Sr. Sub.
 Notes                              Ba3            10.25       4/01/10           500           501,250
York Power Funding, Sr. Sec'd.
 Notes (Cayman Islands)             NR             12.00       10/30/07        1,000(e)        980,000
                                                                                          ------------
                                                                                             3,548,750
Total corporate bonds
 (cost $118,961,629)                                                                       101,386,106
                                                                                          ------------
CONVERTIBLE BONDS  0.6%
----------------------------------------------------------------------------------------
Key Energy Group, Inc., Sr. Sub.
 Notes
 (cost $772,400)                    NR             5.00        9/15/04         1,000           760,000
                                                                                          ------------
FOREIGN GOVERNMENT BONDS  0.4%
----------------------------------------------------------------------------------------
Republic of Brazil
 (cost $496,027)                    B2             11.625      4/15/04           500(e)        501,250
                                                                                          ------------
COMMON STOCKS  3.9%
                                                                          Shares
-----------------------------------------------------------------------------------------------------------
AmeriKing, Inc.                                                                   50               500
Baycorp Holdings, Ltd.(c)                                                     19,000           413,250
Beverly Enterprises, Inc.(c)                                                  40,000           147,500
Canadian Airlines Corp.(c)                                                     4,400             3,940
Charter Communications, Inc.(c)                                               39,000           558,797

    20                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                                                                          Value
Description                                                               Shares          (Note 1)
-----------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                       12,000      $     39,000
Classic Communications, Inc.(c)                                                3,000            50,010
Dobson Communications Corp.(c)                                                 2,400            55,200
Dr. Pepper Bottling Holdings, Inc.
 (cost $250,500; purchased 9/19/97)                                           11,500(b)        287,500
Electronic Retailing Systems Int'l., Inc.(c)                                  40,000            37,500
Firearms Training Systems, Inc.(c)                                           122,000            76,250
Flag Telecom Holdings Ltd.(c)                                                  5,100           115,388
Forstmann & Co., Inc.(c)                                                      13,304               426
Fresh Del Monte Produce, Inc.(c)                                               5,000            42,500
Grand Union Co.(c)                                                            90,772           266,643
Grant Geophysical, Inc.(c)                                                    28,675            28,675
GT Group Telecom, Inc.(c)                                                      2,800            58,450
Jordon Telecommunications(c)                                                     125             3,750
McLeodusa, Inc.                                                                2,286           193,868
Packaging Corporation America                                                 32,900           345,450
Premier Cruises, Ltd.(c)                                                      74,059           240,692
RCN Corp.                                                                      5,500           296,312
RSL Communications, Ltd.(c)                                                    5,000           120,000
Samuels Jewelers, Inc.(c)                                                     23,750           155,859
SFAC Holdings, Inc.(c)                                                            25                 0
Star Gas Partners L.P.                                                           440             5,995
Telecorp PCS, Inc.(c)                                                         10,000           517,500
Trism, Inc.(c)                                                                27,543             4,131
Voicestream Wireless Corp.(c)                                                  1,983           255,462
Waste Systems Int'l., Inc.                                                   131,410           377,804
                                                                                          ------------
Total common stocks
 (cost $6,288,912)                                                                           4,698,352
                                                                                          ------------
PREFERRED STOCKS  6.0%
----------------------------------------------------------------------------------------
Adelphia Communications Corp., $13.00                                          8,750           936,250
AmeriKing, Inc., $13.00                                                        1,182            13,004
Century Maintenance Supply, Inc., $13.25                                      12,091         1,027,735
Cluett American Corp., $12.50                                                  8,986           242,622
Dobson Communications Corp., $13.00                                              826           875,560
Geneva Steel Co., $14.00                                                       3,000               555

    See Notes to Financial Statements                                     21

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                                                                          Value
Description                                                               Shares          (Note 1)
-----------------------------------------------------------------------------------------------------------
Global Crossing Holdings, Ltd., $10.50                                         3,750      $    369,375
Harborside Healthcare Corp., $13.50                                              608           182,400
InterAct Systems, Inc., $14.00                                                 2,910           756,600
Paxson Communications Corp., $12.50                                            1,273         1,298,460
R & B Falcon Corp., $13.875                                                      611           678,210
Rural Cellular Corp., $11.375                                                      7             6,790
Supermarkets General Holdings Corp., $3.52                                    10,000            20,625
Waste Systems Int'l., Inc.,
 $3.375                                                                        1,608           863,496
                                                                                          ------------
Total preferred stocks
 (cost $8,859,695)                                                                           7,271,682
                                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS  0.3%
----------------------------------------------------------------------------------------
Meditrust, Notes                                                                 500           300,000
La Quinta Inns, Inc., Sr. Notes                                                  150            90,750
                                                                                          ------------
Total real estate investment
 trusts
 (cost $481,244)                                                                               390,750
                                                                                          ------------
TRADE CLAIM  0.1%
----------------------------------------------------------------------------------------
Montgomery Ward (cost $245,635;
 purchased 8/19/98)                                                            2,450(b)(c)       85,763
                                                                                          ------------

                                                            Expiration                     Value
                                                            Date           Warrants        (Note 1)
------------------------------------------------------------------------------------------------------------
WARRANTS(c)  0.9%
----------------------------------------------------------------------------------------
American Banknote Corp.                                     12/1/02               750                 8
American Mobile Satellite Corp.                             4/1/08                750            86,250
Anker Coal Group, Inc. (cost $0; purchased 11/19/98)        10/31/30               28(b)              0
Bestel S.A. De CV                                           5/15/05             1,500            16,500
Birch Telecom, Inc.                                         6/15/08             1,000             5,500
GT Group Telecom, Inc.                                      2/1/10              1,170                 0
HF Holdings, Inc.                                           7/15/02             4,375             6,562
InterAct Systems, Inc.                                      8/1/03              2,910                29
Intermediate Act Electronic Mktg., Inc.                     12/15/09            2,910            72,750
Isle Capri Casinos, Inc.                                    3/5/01              2,968                30
R & B Falcon Corp.                                          5/1/09                550           192,500

    22                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Portfolio of Investments as of March 31, 2000 Cont'd.

                                                            Expiration                     Value
Description                                                 Date           Warrants        (Note 1)
-------------------------------------------------------------------------------------------------------------
Star Choice Communications (cost $87; purchased 3/21/00)
                                                             12/15/05            8,685(b)   $     49,939
Versatel Telecom International BV                            5/15/08             1,000           600,000
XM Satellite Radio, Inc.                                     3/3/10                345                 0
                                                                                            ------------
Total warrants (cost $50,997)                                                                  1,030,068
                                                                                            ------------
Total long-term investments (cost $136,156,539)                                              116,123,971
                                                                                            ------------

SHORT-TERM INVESTMENTS  1.9%
                                                                          Principal
                                                   Interest    Maturity   Amount
Corporate Bonds                                    Rate        Date       (000)

-----------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.
 (cost $2,335,178)                                 6.33%       4/03/00    $    2,336         2,335,178
                                                                                          ------------
Total Investments  98.0%
 (cost $138,491,717; Note 4)                                                               118,459,149
Other assets in excess of
 liabilities  2.0%                                                                           2,416,584
                                                                                          ------------
Net Assets  100%                                                                          $120,875,733
                                                                                          ------------
                                                                                          ------------

(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of such securities is $8,866,128. The aggregate value $6,972,412 is approximately 5.7% of net assets.
(c) Non-income producing securities.
(d) Represents issuer in default on interest payments; non-income producing security.
(e) US$ denominated foreign bonds.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
L.P.--Limited Partnership.
LLC--Limited Liability Company.
LLP--Limited Liability Partnership.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     23

       Prudential High Yield Total Return Fund, Inc.
             Statement of Assets and Liabilities as of March 31, 2000

                                                                   March 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $138,491,717)                           $118,459,149
Dividends and interest receivable                                      2,892,301
Receivable for investments sold                                        2,140,800
Receivable for Fund shares sold                                          399,722
Receivable from manager                                                  212,090
Other assets                                                             112,334
                                                                  ----------------
      Total assets                                                   124,216,396
                                                                  ----------------
LIABILITIES
Bank overdraft                                                            94,962
Payable for investments purchased                                      2,049,284
Payable for Fund shares reacquired                                       529,119
Dividends payable                                                        304,706
Accrued expenses and other liabilities                                   293,683
Due to Distributor                                                        68,909
                                                                  ----------------
      Total liabilities                                                3,340,663
                                                                  ----------------
NET ASSETS                                                          $120,875,733
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                             $      1,473
   Paid-in capital in excess of par                                  150,381,247
                                                                  ----------------
                                                                     150,382,720
   Undistributed net investment income                                    46,874
   Accumulated net realized loss on investments                       (9,757,797)
   Net unrealized depreciation on investments                        (19,796,064)
                                                                  ----------------
Net assets, March 31, 2000                                          $120,875,733
                                                                  ----------------
                                                                  ----------------

    24                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Statement of Assets and Liabilities as of March 31, 2000

                                                                   March 31, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($23,137,158 / 2,819,548 shares of common stock issued
      and outstanding)                                                      $8.21
   Maximum sales charge (4% of offering price)                                .34
   Maximum offering price to public                                         $8.55
Class B:
   Net asset value, offering price and redemption price per
      share ($82,438,197 / 10,045,364 shares of common stock
      issued and outstanding)                                               $8.21
Class C:
   Net asset value and redemption price per share
      ($13,617,583 / 1,659,544 shares of common stock issued
      and outstanding)                                                      $8.21
   Sales charge (1% of offering price)                                        .08
   Offering price to public                                                 $8.29
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,682,795 / 205,001 shares of common stock
      issued and outstanding)                                               $8.21

    See Notes to Financial Statements                                     25

       Prudential High Yield Total Return Fund, Inc.
             Statement of Operations

                                                                   Year Ended
                                                                 March 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                       $  15,532,724
   Dividends                                                            337,317
                                                                -----------------
      Total income                                                   15,870,041
                                                                -----------------
Expenses
   Management fee                                                       935,483
   Distribution fee--Class A                                             80,386
   Distribution fee--Class B                                            699,601
   Distribution fee--Class C                                            124,255
   Custodian's fees and expenses                                        195,000
   Reports to shareholders                                              150,000
   Transfer agent's fees and expenses                                   127,000
   Registration fees                                                     70,000
   Amortization of organizational costs                                  36,014
   Audit fees and expenses                                               30,000
   Legal fees and expenses                                               25,000
   Directors' fees                                                        6,000
   Amortization of offering cost                                            519
   Miscellaneous                                                         14,410
                                                                -----------------
      Net expenses                                                    2,493,668
Less: Management fee waiver (Note 2)                                   (255,022)
                                                                -----------------
      Net expenses                                                    2,238,646
                                                                -----------------
Net investment income                                                13,631,395
                                                                -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                           (5,819,171)
   Options written                                                       10,000
                                                                -----------------
                                                                     (5,809,171)
Net change in unrealized depreciation of investments                 (7,145,217)
                                                                -----------------
Net loss on investments                                             (12,954,388)
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $     677,007
                                                                -----------------
                                                                -----------------

    26                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Statement of Changes in Net Assets

                                                                     May 5, 1998(a)
                                                     Year Ended         Through
                                                   March 31, 2000    March 31, 1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $ 13,631,395      $ 12,113,394
   Net realized loss on investment transactions       (5,809,171)       (3,948,626)
   Net change in unrealized depreciation of
      investments                                     (7,145,217)      (12,650,847)
                                                   --------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                          677,007        (4,486,079)
                                                   --------------    --------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (3,165,069)       (3,017,075)
      Class B                                         (8,723,889)       (7,451,879)
      Class C                                         (1,548,954)       (1,460,665)
      Class Z                                           (193,483)         (183,775)
                                                   --------------    --------------
                                                     (13,631,395)      (12,113,394)
                                                   --------------    --------------
   Distributions in excess of net investment
      income
      Class A                                           --                 (50,574)
      Class B                                           --                (132,431)
      Class C                                           --                 (25,580)
      Class Z                                           --                  (3,622)
                                                   --------------    --------------
                                                        --                (212,207)
                                                   --------------    --------------
Fund share transactions (Net of share
   conversions)
   (Note 5)
   Net proceeds from shares sold(b)                   35,075,107       200,008,881
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    8,145,708         7,763,506
   Cost of shares reacquired                         (65,764,308)      (34,687,093)
                                                   --------------    --------------
   Net increase (decrease) in net assets from
      Fund share transactions                        (22,543,493)      173,085,294
                                                   --------------    --------------
Total increase (decrease)                            (35,497,881)      156,273,614
NET ASSETS
Beginning of period                                  156,373,614           100,000
                                                   --------------    --------------
End of period                                       $120,875,733      $156,373,614
                                                   --------------    --------------
                                                   --------------    --------------

------------------------------
(a) Commencement of investment operations.
(b) For year ended March 31, 2000 includes shares issued in connection with acquisition of Prudential Distressed Securities Fund.
    See Notes to Financial Statements                                     27

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements
      Prudential High Yield Total Return Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 18, 1997. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on February 18, 1998 to Prudential Investments Fund Management LLC ('PIFM'). The Fund commenced investment operations on May 5, 1998. The primary investment objective of the Fund is total return through high current income and capital appreciation. It seeks to achieve this objective by investing in high yield fixed income securities, equity securities that were attached to or included in a unit with fixed income securities at the time of purchase, convertible securities and preferred stocks.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
      Security Valuation:    Portfolio securities that are actively traded in
the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are
    28

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements Cont'd.
commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      All securities are valued as of 4:15 p.m., New York time.
      The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at March 31, 2000 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes discount and amortizes premium as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.
      Dividends and Distributions:    The Fund declares daily and pays dividends
of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining
                                                                          29

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements Cont'd.
whether the Fund has realized a gain or a loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.
      The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.
      Taxes:    It is the intent of the Fund to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
      Offering and Organization Expenses:    Approximately $283,300 were
incurred in connection with the organization of the Fund. Offering cost of approximately $110,400 and organization cost of approximately $172,900 are being amortized ratably over a period of twelve months and sixty months, respectively, from the date the Fund commenced investment operations.
      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease paid-in capital in excess of par and increase accumulated net investment income by $46,874 for certain expenses not deductible for tax purposes. Net investment income, net realized gains and net assets were not affected by this change.
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .65% of the Fund's average daily net assets. PIFM agreed to waive a
    30

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements Cont'd.
portion of its management fee. The waiver was .30 of 1% of the Fund's average daily net assets for the period April 1, 1999 through May 31, 1999. Effective June 1, 1999, such waiver was .15 of 1% of the Fund's average daily net assets. The waiver amounted to $255,022 ($0.017 per share; .18 of 1% of the Fund's average daily net assets). The Fund is not required to reimburse PIFM for such waiver. Effective April 1, 2000 PIFM eliminated its management fee waiver.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the fiscal year ended March 31, 2000.
      PIMS has advised the Fund that it received approximately $41,800 and $29,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended March 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Fund that for the year ended March 31, 2000, it received approximately $468,500 and $11,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was
                                                                          31

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements Cont'd.
 .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended March 31, 2000.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC, a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the year ended March 31, 2000, the Fund incurred fees of approximately $120,000 for the services of PMFS. As of March
31, 2000, approximately $9,600 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
      At March 31, 2000, the net receivable of $212,090 due from the manager includes $236,504 relating to an unrealized loss in connection with an investment transaction. This unrealized loss has been included in net change in unrealized depreciation of investments in the Statement of Operations.
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended March 31, 2000 were $138,803,651 and $160,943,548, respectively.
      Transactions in options written during the year ended March 31, 2000 were as follows:

                                                                  Number of    Premiums
                                                                  Contracts    Received
                                                                  ---------    --------
Options outstanding at March 31, 1999                                    --          --
Options written                                                         500    $ 10,000
Options expired                                                         500      10,000
                                                                  ---------    --------
Options outstanding at March 31, 2000                                    --    $     --

      The federal income tax basis of the Fund's investments as of March 31, 2000 was $138,657,951; accordingly, net unrealized depreciation for federal income tax purposes was $20,198,802 (gross unrealized appreciation--$3,830,974; gross unrealized depreciation--$24,029,776).
      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2000, of approximately $8,678,148, of which $1,697,618 expires in 2007 and $6,980,530 expires in 2008. In addition, the Fund has elected to treat net capital losses of approximately $913,415 incurred in the five month period ended March 31, 2000 as having occurred in the current fiscal year.
    32

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements Cont'd.
Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Of the 14,729,457 shares of common stock issued and outstanding at March 31, 2000, Prudential Bank and Trust owned 11,393.
      The Fund has 2.5 billion shares of $0.0001 par value common stock authorized; 1 billion shares for Class A and 500 million shares each for Class B, Class C and Class Z.
      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Year ended March 31, 2000:
Shares sold                                                     976,232    $  9,080,865
Shares issued in connection with acquisition of Prudential
  Distressed Securities Fund (Note 6)                            69,637         590,579
Shares issued in reinvestment of dividends                      249,600       2,154,014
Shares reacquired                                            (2,762,076)    (23,742,436)
                                                             ----------    ------------
Net decrease in shares outstanding before conversions        (1,466,607)    (11,916,978)
Shares issued upon conversion and/or exchange from Class B       69,457         597,173
                                                             ----------    ------------
Net decrease in shares outstanding                           (1,397,150)   $(11,319,805)
                                                             ----------    ------------
                                                             ----------    ------------
May 5, 1998(a) through March 31, 1999:
Shares sold                                                   5,287,840    $ 51,217,401
Shares issued in reinvestment of dividends and
  distributions                                                 223,342       2,028,273
Shares reacquired                                            (1,316,676)    (11,925,521)
                                                             ----------    ------------
Net increase in shares outstanding before conversions         4,194,506      41,320,153
Shares issued upon conversion from Class B                       19,692         174,213
                                                             ----------    ------------
Net increase in shares outstanding                            4,214,198    $ 41,494,366
                                                             ----------    ------------
                                                             ----------    ------------

                                                                          33

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements Cont'd.

Class B                                                        Shares         Amount
-----------------------------------------------------------  ----------    ------------
Year ended March 31, 1999:
Shares sold                                                   2,005,636    $ 18,038,865
Shares issued in connection with acquisition of Prudential
  Distressed Securities Fund (Note 6)                           182,384       1,546,694
Shares issued in reinvestment of dividends                      574,564       4,953,680
Shares reacquired                                            (3,587,910)    (30,685,872)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (825,326)     (6,146,633)
Shares reacquired upon conversion and/or exchange into
  Class A                                                       (69,463)       (597,173)
                                                             ----------    ------------
Net decrease in shares outstanding                             (894,789)   $ (6,743,806)
                                                             ----------    ------------
                                                             ----------    ------------
May 5, 1998(a) through March 31, 1999:
Shares sold                                                  12,231,118    $119,622,135
Shares issued in reinvestment of dividends and
  distributions                                                 514,809       4,669,308
Shares reacquired                                            (1,788,582)    (16,165,146)
                                                             ----------    ------------
Net increase in shares outstanding before conversion         10,957,345     108,126,297
Shares reacquired upon conversion into Class A                  (19,692)       (174,213)
                                                             ----------    ------------
Net increase in shares outstanding                           10,937,653    $107,952,084
                                                             ----------    ------------
                                                             ----------    ------------
Class C
-----------------------------------------------------------
Year ended March 31, 2000:
Shares sold                                                     456,465    $  4,116,251
Shares issued in connection with acquisition of Prudential
  Distressed Securities Fund (Note 6)                            40,835         346,284
Shares issued in reinvestment of dividends                      101,770         878,590
Shares reacquired                                            (1,100,472)     (9,540,313)
                                                             ----------    ------------
Net decrease in shares outstanding                             (501,402)   $ (4,199,188)
                                                             ----------    ------------
                                                             ----------    ------------
May 5, 1998(a) through March 31, 1999:
Shares sold                                                   2,556,202    $ 24,882,076
Shares issued in reinvestment of dividends and
  distributions                                                  98,953         898,112
Shares reacquired                                              (496,709)     (4,436,511)
                                                             ----------    ------------
Net increase in shares outstanding                            2,158,446    $ 21,343,677
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
-----------------------------------------------------------
Year ended March 31, 2000:
Shares sold                                                     156,866    $  1,355,569
Shares issued in reinvestment of dividends                       18,479         159,424
Shares reacquired                                              (207,613)     (1,795,687)
                                                             ----------    ------------
Net decrease in shares outstanding                              (32,268)   $   (280,694)
                                                             ----------    ------------
                                                             ----------    ------------
May 5, 1998(a) through March 31, 1999:
Shares sold                                                     452,123    $  4,287,269
Shares issued in reinvestment of dividends and
  distributions                                                  18,552         167,813
Shares reacquired                                              (235,906)     (2,159,915)
                                                             ----------    ------------
Net increase in shares outstanding                              234,769    $  2,295,167
                                                             ----------    ------------
                                                             ----------    ------------

------------------------------
(a) Commencement of investment operations.
    34

       Prudential High Yield Total Return Fund, Inc.
             Notes to Financial Statements Cont'd.
Note 6. Acquisition of Prudential Distressed Securities Fund
On January 14, 2000, the High Yield Total Return Fund acquired all the net assets of Prudential Distressed Securities Fund, Inc. ('Distressed Securities') pursuant to a plan of reorganization approved by Distressed Securities shareholders on May 26, 1999. The acquisition was accomplished by a tax-free exchange of 69,637 Class A shares, 182,384 Class B shares and 40,835 Class C shares of the High Yield Total Return Fund (valued at $2,483,555 in the aggregate) for 58,352 Class A shares, 152,526 Class B shares and 34,150 Class C shares, respectively, of Distressed Securities outstanding on January 14, 2000. Distressed Securities' net assets at that date ($2,483,555), including $1,638,031 of unrealized depreciation were combined with those of the High Yield Total Return Fund. The aggregate net assets of the High Yield Total Return Fund and Distressed Securities immediately before the acquisition were $135,419,598 and $2,483,555, respectively.
                                                                          35

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights

                                                                      Class A
                                                                   --------------
                                                                     Year Ended
                                                                   March 31, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $   8.91
                                                                   --------------
Income from investment operations
Net investment income(d)                                                   .85
Net realized and unrealized loss on investments                           (.70)
                                                                   --------------
   Total from investment operations                                        .15
                                                                   --------------
Less distributions
Dividends from net investment income                                      (.85)
Distributions in excess of net investment income                            --
                                                                   --------------
   Total distributions                                                    (.85)
                                                                   --------------
Net asset value, end of year                                          $   8.21
                                                                   --------------
                                                                   --------------
TOTAL RETURN(b)                                                           1.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 23,137
Average net assets (000)                                              $ 32,154
Ratios to average net assets(d):
   Expenses, including distribution fees                                  1.18%
   Expenses, excluding distribution fees                                   .93%
   Net investment income                                                  9.84%
For Classes A, B, C and Z shares:
   Portfolio turnover rate                                                 101%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
    36                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights Cont'd.

       Class A                                   Class B
----------------------     ---------------------------------------------
    May 5, 1998(a)             Year Ended             May 5, 1998(a)
through March 31, 1999       March 31, 2000       through March 31, 1999
------------------------------------------------------------------------------
       $  10.00                 $   8.91                 $  10.00
     ----------               ----------               ----------
            .79                      .80                      .74
          (1.08)                    (.70)                   (1.08)
     ----------               ----------               ----------
           (.29)                     .10                     (.34)
     ----------               ----------               ----------
           (.79)                    (.80)                    (.74)
           (.01)                      --                     (.01)
     ----------               ----------               ----------
           (.80)                    (.80)                    (.75)
     ----------               ----------               ----------
       $   8.91                 $   8.21                 $   8.91
     ----------               ----------               ----------
     ----------               ----------               ----------
          (2.97)%                    .88%                   (3.45)%
       $ 37,558                 $ 82,438                 $ 97,454
       $ 35,147                 $ 93,280                 $ 92,201
           1.06%(c)                 1.68%                    1.64%(c)
           0.89%(c)                 0.93%                    0.89%(c)
           9.52%(c)                 9.35%                    8.97%(c)
             97%

    See Notes to Financial Statements                                     37

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights Cont'd.

                                Class C
                                                                   --------------
                                                                     Year Ended
                                                                   March 31, 2000
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $   8.91
                                                                   --------------
Income from investment operations
Net investment income(d)                                                   .80
Net realized and unrealized loss on investments                           (.70)
                                                                   --------------
   Total from investment operations                                        .10
                                                                   --------------
Less distributions
Dividends from net investment income                                      (.80)
Distributions in excess of net investment income                            --
                                                                   --------------
   Total distributions                                                    (.80)
                                                                   --------------
Net asset value, end of year                                          $   8.21
                                                                   --------------
                                                                   --------------
TOTAL RETURN(b)                                                            .88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 13,618
Average net assets (000)                                              $ 16,567
Ratios to average net assets(d):
   Expenses, including distribution fees                                  1.68%
   Expenses, excluding distribution fees                                   .93%
   Net investment income                                                  9.35%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Net of management fee waiver.
    38                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Financial Highlights Cont'd.

       Class C                                   Class Z
----------------------     ---------------------------------------------
    May 5, 1998(a)             Year Ended             May 5, 1998(a)
through March 31, 1999       March 31, 2000       through March 31, 1999
------------------------------------------------------------------------------
       $  10.00                 $   8.91                 $  10.00
     ----------               ----------               ----------
            .74                      .87                      .80
          (1.08)                    (.70)                   (1.08)
     ----------               ----------               ----------
           (.34)                     .17                     (.28)
     ----------               ----------               ----------
           (.74)                    (.87)                    (.80)
           (.01)                      --                     (.01)
     ----------               ----------               ----------
           (.75)                    (.87)                    (.81)
     ----------               ----------               ----------
       $   8.91                 $   8.21                 $   8.91
     ----------               ----------               ----------
     ----------               ----------               ----------
          (3.45)%                   1.63%                   (2.82)%
       $ 19,249                 $  1,683                 $  2,113
       $ 18,089                 $  1,919                 $  2,060
           1.64%(c)                 0.93%                    0.89%(c)
           0.89%(c)                 0.93%                    0.89%(c)
           8.96%(c)                10.08%                    9.90%(c)

    See Notes to Financial Statements                                     39

       Prudential High Yield Total Return Fund, Inc.
             Report of Independent Accountants
To the Shareholders and Board of Directors of Prudential High Yield Total Return Fund, Inc.
      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential High Yield Total Return Fund, Inc. (the 'Fund') at March 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period May 5, 1998 (commencement of operations) through March 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 23, 2000
    40                                     See Notes to Financial Statements

       Prudential High Yield Total Return Fund, Inc.
             Federal Income Tax Information (Unaudited)
      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (March 31, 2000) as to the federal tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that in the fiscal period ended March 31, 2000, dividends were paid of $.79, $.75, $.75 and $.81 per share (representing net investment income for Class A, B, C and Z shares respectively, which are taxable as ordinary income). Further, we wish to advise you that 2.43% of the ordinary income dividends paid in the fiscal period ended March 31, 2000 qualified for the corporate dividends received deduction available to corporate taxpayers.
      In January 2001, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends received by you in calendar year 2000.
    See Notes to Financial Statements                                     41

Prudential High Yield Total Return Fund, Inc.
Class A     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 3/31/00
                      One Year   Five Years   Ten Years   Since Inception
With Sales Charge     -2.68%        N/A          N/A          -2.96%
Without Sales Charge   1.38%        N/A          N/A          -0.86%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential High Yield Total Return
Fund, Inc. (Class A shares) with a similar investment in the Lehman Brothers High Yield Bond
Index (the Index) by portraying the initial account values at the commencement of operations of Class A shares, and at the end of the current fiscal year
(March 31), as measured on a quarterly basis, beginning in May 1998 for Class A shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares;
(b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested.
The Index is a weighted index that covers the universe of fixed-rate, noninvestment-grade debt.
The bonds included in the Index must be dollar-denominated and nonconvertible, and have at least one year remaining to maturity and an outstanding par value of at least $100 million.The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio. The Index is not the only index that may be used to characterize performance of bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.
This graph is furnished to you in accordance with SEC regulations.

www.prudential.com                    (800) 225-1852

Class B     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 3/31/00
                       One Year   Five Years   Ten Years   Since Inception
With Sales Charge      -4.12%        N/A         N/A           -3.52%
Without Sales Charge    0.88%        N/A         N/A           -1.37%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential High Yield Total Return
Fund, Inc. (Class B shares) with a similar investment in the Lehman Brothers High Yield Bond
Index (the Index) by portraying the initial account values at the commencement of operations of Class B shares, and at the end of the current fiscal year
(March 31), as measured on a quarterly basis, beginning in May 1998 for Class B shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class
B shares, assuming full redemption on March 31, 2000; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.
The Index is a weighted index that covers the universe of fixed-rate, noninvestment-grade debt.
The bonds included in the Index must be dollar-denominated and nonconvertible, and have at least one year remaining to maturity and an outstanding par value of at least $100 million.The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio. The Index is not the only index that may be used to characterize performance of bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.
This graph is furnished to you in accordance with SEC regulations.

Prudential High Yield Total Return Fund, Inc.

Class C     Growth of a $10,000 Investment

Average Annual Total Returns as of 3/31/00
                       One Year   Five Years   Ten Years   Since Inception
With Sales Charge       -1.13%       N/A         N/A            -1.89%
Without Sales Charge     0.88%       N/A         N/A            -1.38%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential High Yield Total Return
Fund, Inc. (Class C shares) with a similar investment in the Lehman Brothers High Yield Bond
Index (the Index) by portraying the initial account values at the commencement of operations of Class C shares, and at the end of the current fiscal year
(March 31), as measured on a quarterly basis, beginning in May 1998 for Class C shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares;
(b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class C shares, assuming full redemption on March 31, 2000; (c) all recurring fees (including management fees) were deducted; and
(d) all dividends and distributions were reinvested.
The Index is a weighted index that covers the universe of fixed-rate, noninvestment-grade debt.
The bonds included in the Index must be dollar-denominated and nonconvertible, and have at least one year remaining to maturity and an outstanding par value of at least $100 million.The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio. The Index is not the only index that may be used to characterize performance of bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.
This graph is furnished to you in accordance with SEC regulations.

www.prudential.com          (800) 225-1852

Class Z     Growth of a $10,000 Investment

Average Annual Total Returns as of 3/31/00
                     One Year   Five Years   Ten Years   Since Inception
With Sales Charge      1.63%       N/A          N/A         -0.65%
Without Sales Charge   1.63%       N/A          N/A         -0.65%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential High Yield Total Return
Fund, Inc. (Class Z shares) with a similar investment in the Lehman Brothers High Yield Bond
Index (the Index) by portraying the initial account values at the commencement of operations of Class Z shares, and at the end of the current fiscal year
(March 31), as measured on a quarterly basis, beginning in May 1998 for Class Z shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
The Index is a weighted index that covers the universe of fixed-rate, noninvestment-grade debt.
The bonds included in the Index must be dollar-denominated and nonconvertible, and have at least one year remaining to maturity and an outstanding par value of at least $100 million.The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio. The Index is not the only index that may be used to characterize performance of bond funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.
This graph is furnished to you in accordance with SEC regulations.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's web site at:
http://www.prudential.com

Directors
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management
LLCGateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services
LLCGateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

Fund Symbols   NASDAQ    CUSIP
     Class A   PYRAX   74437D109
     Class B   PYRBX   74437D208
     Class C   PHYCX   74437D307
     Class Z   --   74437D406

MF 181E

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